Derivative Financial Instruments - Summary of impacts of Hedged Items on Statement of Financial Position (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	¥ (66)
Cash flow hedge reserve	194
Forward currency contracts [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	29
Cash flow hedge reserve	(29)
Interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring hedge ineffectiveness for the year	(95)
Cash flow hedge reserve	¥ 223